Intangible Liabilities - Charter Agreements	6 Months Ended
Jun. 30, 2023
Intangible Liabilities - Charter Agreements

4. Intangible Liabilities - Charter Agreements

Intangible Liabilities – Charter Agreements as of June 30, 2023, and December 31, 2022, consisted of the following:

	June 30, 2023	December 31, 2022
Opening balance	$14,218	$55,376
Disposals (*)	(476)	–
Amortization	(5,045)	(41,158)
Total	$8,697	$14,218

(*)	The unamortized portion of GSL Amstel intangible liability-charter agreement when vessel was sold on March 23, 2023.

Intangible liabilities are related to (i) acquisition of the Seven, the Twelve and the Four Vessels, and (ii) management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger (see note 1). These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the interim unaudited condensed Consolidated Statements of Income.

Amortization income of intangible liabilities-charter agreements for each of the six months ended June 30, 2023, and 2022 was $5,045 and $23,420, including related party amortization of intangible liabilities-charter agreements of $nil and $5,385 for each of the six months ended June 30, 2023, and 2022, respectively.

4. Intangible Liabilities - Charter Agreements (continued)

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to June 30, 2026, is estimated to be as follows:

Amount
June 30, 2024	$6,041
June 30, 2025	2,383
June 30, 2026	273
$8,697

The weighted average useful lives are 1.46 years for the remaining intangible liabilities-charter agreements terms.